Columbia Global Opportunities Fund
First Quarter Report
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Global Opportunities Fund, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 2.1%
	Shares	Value ($)
United States 2.1%
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	630,834	6,693,150
Total Alternative Strategies Funds (Cost $6,352,500)		6,693,150

Common Stocks 48.5%
Issuer	Shares	Value ($)
Australia 0.5%
Northern Star Resources Ltd.	42,131	679,356
Paladin Energy Ltd.(b)	63,852	400,556
Santos Ltd.	110,999	458,441
Total		1,538,353
Austria 0.1%
Kontron AG	11,125	290,791
Belgium 0.0%
Galapagos NV, ADR(b)	3,876	123,179
Brazil 0.6%
Banco BTG Pactual SA	12,927	117,618
Embraer SA, ADR	5,918	381,593
Itaú Unibanco Holding SA, ADR	66,815	491,758
MercadoLibre, Inc.(b)	128	297,889
NU Holdings Ltd., Class A(b)	38,120	614,113
Petroleo Brasileiro SA, ADR	14,619	170,165
Total		2,073,136
Canada 0.5%
Finning International, Inc.	5,565	300,956
Lightspeed Commerce, Inc.(b)	2,982	35,784
NexGen Energy Ltd.(b)	26,617	259,782
Pan American Silver Corp.(c)	9,204	324,073
Vermilion Energy, Inc.	19,416	145,037
Whitecap Resources, Inc.	63,093	469,638
Total		1,535,270
Common Stocks (continued)
Issuer	Shares	Value ($)
China 2.1%
Alibaba Group Holding Ltd.	39,700	844,766
Atour Lifestyle Holdings Ltd., ADR	3,182	123,971
Bilibili, Inc.(b)	6,760	204,172
China Construction Bank Corp., Class H	176,000	174,247
China Resources Land Ltd.	45,000	162,582
CITIC Securities Co., Ltd., Class A	17,400	71,920
CMOC Group Ltd., Class H	39,000	84,434
Contemporary Amperex Technology Co., Ltd., Class A	7,600	415,531
Duality Biotherapeutics, Inc.(b)	900	36,393
Eastroc Beverage Group Co., Ltd., Class A	5,530	217,629
Full Truck Alliance Co., Ltd., ADR	9,052	117,676
Futu Holdings Ltd., ADR	707	140,721
Fuyao Glass Industry Group Co., Ltd., Class A	14,000	132,845
GDS Holdings Ltd., ADR(b)	1,409	50,301
Hansoh Pharmaceutical Group Co., Ltd.	26,000	119,358
Huatai Securities Co., Ltd., Class H	33,000	82,965
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H(b)	7,200	69,781
PDD Holdings, Inc., ADR(b)	1,811	244,250
Ping An Insurance Group Co. of China Ltd., Class H	140,000	1,011,406
Pop Mart International Group, Ltd.(d)	1,600	45,512
Sieyuan Electric Co., Ltd., Class A	11,400	210,455
Tencent Holdings Ltd.	16,300	1,324,013
Trip.com Group Ltd., ADR	3,892	274,970
WuXi XDC Cayman, Inc.(b)	24,500	236,680
Xiaomi Corp.(b)	32,400	179,752
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	9,400	57,774
ZJK Industrial Co., Ltd.(b)	12,319	32,522
Total		6,666,626
Denmark 0.1%
Novo Nordisk A/S, Class B	5,769	284,018
Finland 0.2%
Amer Sports, Inc.(b)	3,968	123,921
Nokia OYJ	39,567	269,898
UPM-Kymmene OYJ	15,465	414,962
Total		808,781

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
France 0.7%
AXA SA	12,496	542,182
Cie de Saint-Gobain SA	4,084	396,401
Eiffage SA	3,604	443,472
Sanofi SA	6,023	609,304
TotalEnergies SE	4,318	269,594
Total		2,260,953
Germany 0.3%
Duerr AG	5,213	121,591
Fresenius Medical Care AG	6,635	356,215
KION Group AG	5,591	397,266
LANXESS AG	4,039	96,183
TeamViewer SE(b)	11,612	85,472
Total		1,056,727
Greece 0.6%
Eurobank Ergasias Services and Holdings SA	84,133	316,475
JUMBO SA	15,342	487,016
National Bank of Greece SA	63,196	928,888
Piraeus Financial Holdings SA(b)	37,777	295,046
Total		2,027,425
Hong Kong 0.3%
BOC Hong Kong Holdings Ltd.	106,500	523,311
Damai Entertainment Holdings Ltd.(b)	440,000	52,045
Hong Kong Exchanges and Clearing Ltd.	3,000	163,509
WH Group Ltd.	300,046	288,619
Total		1,027,484
India 0.6%
360 ONE WAM Ltd.	17,875	217,541
Bajaj Finance Ltd.	12,584	147,794
Bharat Electronics Ltd.	23,041	110,487
Bharti Airtel Ltd.	12,835	297,210
CG Power & Industrial Solutions Ltd.	13,029	108,025
Cholamandalam Investment and Finance Co., Ltd.	3,141	60,025
Eternal Ltd.(b)	40,464	144,413
HDFC Bank Ltd., ADR	2,107	76,315
ICICI Bank Ltd., ADR	12,940	392,082
Lodha Developers Ltd.	9,783	132,151
MakeMyTrip, Ltd.(b)	885	70,800
Common Stocks (continued)
Issuer	Shares	Value ($)
Phoenix Mills Ltd. (The)	12,283	232,798
Total		1,989,641
Ireland 0.2%
AIB Group PLC	54,294	500,391
Israel 0.2%
Check Point Software Technologies Ltd.(b)	3,994	781,546
Italy 0.4%
BPER Banca SPA	17,028	204,028
Buzzi SpA	9,839	592,733
PRADA SpA	58,500	345,224
Total		1,141,985
Japan 2.9%
Amano Corp.	7,200	191,029
Furuno Electric Co., Ltd.	2,800	162,444
Hitachi Ltd.	13,500	461,146
IHI Corp.	9,100	188,407
ITOCHU Corp.	11,100	642,949
Kakaku.com, Inc.	15,200	270,218
Kinden Corp.	8,700	348,497
Komatsu Ltd.	14,100	471,659
Macnica Holdings, Inc.	26,100	371,579
MatsukiyoCocokara & Co.	28,900	523,673
Mitsubishi UFJ Financial Group, Inc.	42,800	646,506
Niterra Co., Ltd.	13,200	541,505
Nomura Holdings, Inc.	42,900	306,139
Otsuka Corp.	17,100	338,068
Sankyo Co., Ltd.	35,300	612,362
Sanwa Holdings Corp.	11,900	324,534
Shimamura Co., Ltd.	6,500	419,053
Ship Healthcare Holdings, Inc.	12,500	186,993
Sumitomo Corp.	8,000	232,728
Sumitomo Metal Mining Co., Ltd.	10,000	327,124
Suzuken Co., Ltd.	12,800	486,100
TBS Holdings, Inc.	14,900	514,461
TOPPAN Holdings, Inc.	17,000	415,783
USS Co., Ltd.	26,400	291,400
Total		9,274,357
Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kazakhstan 0.1%
Kaspi.KZ JSC, ADR	3,548	265,355
Mexico 0.1%
Arca Continental SAB de CV	8,111	78,489
BBB Foods, Inc., Class A(b)	6,625	180,995
Qualitas Controladora SAB de CV	4,973	45,119
Vista Energy SAB de CV, ADR(b)	962	46,609
Total		351,212
Netherlands 1.2%
ASM International NV	1,006	652,738
ASR Nederland NV	7,961	531,307
ING Groep NV	34,783	868,520
Koninklijke Ahold Delhaize NV	9,971	408,119
Prosus NV, Class N(b)	12,359	854,235
Shell PLC	19,431	728,457
Total		4,043,376
Norway 0.1%
SalMar ASA	5,344	300,088
Philippines 0.0%
BDO Unibank, Inc.	34,544	78,362
Poland 0.3%
Dino Polska SA(b)	3,980	47,538
Powszechna Kasa Oszczednosci Bank Polski SA	42,421	869,769
Total		917,307
Russian Federation —%
Detsky Mir PJSC(b),(e),(f),(g)	290,936	—
Lukoil PJSC(b),(e),(f),(g),(h)	2,750	—
Total		—
Singapore 0.1%
Venture Corp., Ltd.	28,100	321,571
South Africa 0.2%
Capitec Bank Holdings Ltd.	1,461	323,243
Impala Platinum Holdings Ltd.	19,162	205,359
Total		528,602
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 1.2%
Coupang, Inc., Class A(b)	6,667	213,144
Doosan Enerbility Co., Ltd.(b)	2,393	148,105
Hanwha Aerospace Co., Ltd.	184	126,210
HD Hyundai Co., Ltd.	603	86,611
HD Hyundai Electric Co., Ltd.	715	434,396
HD Hyundai Heavy Industries Co., Ltd.	181	76,224
KB Financial Group, Inc.	1,982	161,798
Samsung Biologics Co., Ltd.(b),(e),(g)	130	111,506
Samsung Electronics Co., Ltd.	19,188	1,444,400
SK Hynix, Inc.	2,069	805,034
Youngone Corp.	5,674	230,067
Total		3,837,495
Spain 0.2%
Endesa SA	16,154	578,893
Switzerland 0.8%
Landis+Gyr Group AG(b)	3,159	228,853
Nestlé SA, Registered Shares	2,154	205,812
Novartis AG, Registered Shares	3,105	384,280
TE Connectivity PLC	7,331	1,810,830
Total		2,629,775
Taiwan 1.5%
Accton Technology Corp.	7,753	269,624
ASPEED Technology, Inc.	1,000	177,343
Chroma ATE, Inc.	3,000	79,430
Elite Material Co., Ltd.	3,000	131,807
eMemory Technology, Inc.	3,000	193,194
Jentech Precision Industrial Co., Ltd.	4,000	274,265
MediaTek, Inc.	6,000	254,457
Parade Technologies Ltd.	15,000	330,483
Sea Ltd. ADR(b)	851	132,969
Taiwan Semiconductor Manufacturing Co., Ltd.	62,530	3,023,931
Total		4,867,503
Turkey 0.0%
BIM Birlesik Magazalar AS	9,572	122,579

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Arab Emirates 0.3%
ADNOC Drilling Co. PJSC	122,089	185,479
Emaar Properties PJSC	200,605	776,270
Total		961,749
United Kingdom 1.0%
Anglogold Ashanti PLC	1,002	68,136
AstraZeneca PLC, ADR	10,355	853,252
Flutter Entertainment PLC(b)	1,943	451,922
Imperial Brands PLC	9,073	360,510
JD Sports Fashion PLC	239,955	294,038
Marex Group PLC	1,530	46,435
Marks & Spencer Group PLC	146,415	765,139
TP Icap Group PLC	136,541	470,925
Total		3,310,357
United States 31.1%
ABM Industries, Inc.	2,126	91,418
ACADIA Pharmaceuticals, Inc.(b)	5,080	115,316
Advance Auto Parts, Inc.	798	37,610
AES Corp. (The)	7,406	102,721
Albemarle Corp.	501	49,213
Alphabet, Inc., Class C	19,415	5,471,535
Amazon.com, Inc.(b)	19,359	4,727,855
Ameren Corp.	8,049	821,159
Apple, Inc.	19,258	5,206,785
AT&T, Inc.	54,200	1,341,450
ATI, Inc.(b)	1,183	117,082
Atlantic Union Bankshares Corp.	8,092	263,152
Avient Corp.	1,877	60,195
Avista Corp.	6,342	241,313
Bank of America Corp.	37,617	2,010,629
Bed, Bath & Beyond, Inc.(b)	9,374	72,274
Beyond Meat, Inc.(b)	8,166	13,515
Boston Scientific Corp.(b)	10,073	1,014,553
Brixmor Property Group, Inc.	9,407	246,087
Broadcom, Inc.	8,165	3,018,029
Burford Capital Ltd.	23,568	234,502
Carriage Services, Inc.	2,273	101,603
Casella Waste Systems, Inc., Class A(b)	1,664	147,380
Common Stocks (continued)
Issuer	Shares	Value ($)
Cencora, Inc.	3,293	1,112,408
Certara, Inc.(b)	10,317	119,987
Champion Homes, Inc.(b)	2,261	154,268
Charles Schwab Corp. (The)	15,370	1,452,772
Cintas Corp.	5,663	1,037,858
Citigroup, Inc.	17,629	1,784,584
Cohu, Inc.(b)	1,475	35,090
Confluent, Inc., Class A(b)	3,134	73,242
Constellation Brands, Inc., Class A	5,887	773,434
Construction Partners, Inc., Class A(b)	1,370	156,660
Datadog, Inc., Class A(b)	3,315	539,715
Diversified Energy Co. PLC	13,374	168,666
Domo, Inc., Class B(b)	10,466	143,384
DTE Energy Co.	6,587	892,802
Eaton Corp. PLC	2,975	1,135,141
Eli Lilly & Co.	2,168	1,870,681
Empire State Realty Trust, Inc., Class A	23,357	172,608
Energy Fuels, Inc.(b),(c)	6,944	142,421
Energy Recovery, Inc.(b)	12,531	214,405
Enerpac Tool Group Corp.	624	25,609
Entergy Corp.	11,239	1,079,956
Equinix, Inc.	1,287	1,088,815
Exact Sciences Corp.(b)	10,060	650,781
Exxon Mobil Corp.	13,364	1,528,307
Figs, Inc., Class A(b)	27,154	202,569
First BanCorp	5,267	255,660
Formfactor, Inc.(b)	3,939	216,448
Freshpet, Inc.(b)	1,351	66,483
FTI Consulting, Inc.(b)	543	89,600
General Dynamics Corp.	4,443	1,532,391
General Motors Co.	17,872	1,234,777
Gitlab, Inc., Class A(b)	8,447	411,791
Glaukos Corp.(b)	1,199	105,596
Goldman Sachs Group, Inc. (The)	2,362	1,864,492
Hanover Insurance Group, Inc. (The)	866	147,982
Hartford Insurance Group, Inc. (The)	12,272	1,523,937
Helmerich & Payne, Inc.	2,629	69,038
Herc Holdings Inc	372	52,843
Hilton Worldwide Holdings, Inc.	3,821	981,844
Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IDACORP, Inc.	874	112,763
Impinj, Inc.(b)	1,473	297,782
Insmed, Inc.(b)	3,965	751,764
Installed Building Products, Inc.	278	69,008
Intuitive Surgical, Inc.(b)	1,614	862,328
Jazz Pharmaceuticals PLC(b)	3,274	450,633
JBS NV, Class A(b)	22,880	302,245
JBT Marel Corp.	593	74,777
JPMorgan Chase & Co.	9,078	2,824,347
Latham Group, Inc.(b)	9,247	67,041
Lazard, Inc.	2,381	116,193
LendingTree, Inc.(b)	5,584	357,376
Life Time Group Holdings, Inc.(b)	2,720	67,266
Liquidity Services, Inc.(b)	2,947	70,551
Maravai LifeSciences Holdings, Inc., Class A(b)	8,774	27,550
MasterCard, Inc., Class A	3,874	2,138,409
Matthews International Corp., Class A	4,065	95,202
Meta Platforms, Inc., Class A	4,838	3,136,717
Microsoft Corp.	14,465	7,490,122
Middleby Corp. (The)(b)	999	124,106
Moelis & Co., ADR, Class A	4,429	280,489
nCino, Inc.(b)	4,067	108,508
NIKE, Inc., Class B	14,360	927,512
Nordic American Tankers Ltd.	12,190	44,859
NOV, Inc.	4,693	68,518
NPK International, Inc.(b)	21,358	262,703
nVent Electric PLC	10,389	1,187,982
NVIDIA Corp.	41,318	8,366,482
Ollie’s Bargain Outlet Holdings, Inc.(b)	725	87,587
OneSpan, Inc.	7,649	87,199
Oracle Corp.	3,677	965,617
Palo Alto Networks, Inc.(b)	6,165	1,357,780
Parker-Hannifin Corp.	1,650	1,275,170
Personalis, Inc.(b)	26,021	250,842
Primo Brands Corp., Class A	26,755	587,807
Procore Technologies, Inc.(b)	1,021	75,370
Procter & Gamble Co. (The)	10,086	1,516,632
Progyny, Inc.(b)	8,342	156,079
Quanex Building Products Corp.	8,312	118,114
Common Stocks (continued)
Issuer	Shares	Value ($)
Quanterix Corp.(b)	8,842	47,216
Republic Services, Inc.	4,515	940,204
Revolution Medicines, Inc.(b)	3,161	185,993
Roche Holding AG, Genusschein Shares	655	212,168
Royal Caribbean Cruises Ltd.	3,553	1,019,107
Scotts Miracle-Gro Co. (The), Class A	3,004	160,774
ServiceNow, Inc.(b)	1,133	1,041,544
Shake Shack, Inc., Class A(b)	952	91,878
Shift4 Payments, Inc., Class A(b)	713	49,268
Simulations Plus, Inc.(b)	3,650	62,707
Sirius XM Holdings, Inc.	4,497	97,540
SiTime Corp.(b)	954	276,317
SkyWater Technology, Inc.(b)	10,615	185,603
Stanley Black & Decker, Inc.	12,009	813,250
Starwood Property Trust, Inc.	5,945	108,080
Structure Therapeutics, Inc., ADR(b)	2,855	95,129
Synopsys, Inc.(b)	1,955	887,218
Tesla, Inc.(b)	1,577	719,995
Tetra Technologies, Inc.(b)	24,338	171,826
The Chefs’ Warehouse(b)	1,693	99,887
TJX Companies, Inc. (The)	10,345	1,449,748
Uranium Energy Corp.(b)	4,754	71,928
Utz Brands, Inc.	10,731	112,997
Vertex Pharmaceuticals, Inc.(b)	1,960	834,117
Viking Therapeutics, Inc.(b)	3,928	149,578
Voya Financial, Inc.	2,272	169,173
Walmart, Inc.	15,561	1,574,462
WillScot Holdings Corp.	4,454	96,875
Xcel Energy, Inc.	12,885	1,045,875
Xometry, Inc., Class A(b)	5,115	249,049
Yelp, Inc.(b)	2,179	71,863
Zurn Elkay Water Solutions Corp.	1,063	50,078
Total		100,917,298
Uruguay 0.0%
Dlocal Ltd.	6,026	88,281

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Vietnam 0.0%
Vietnam TechnologicaL & Commercial Joint Stock Bank	117,000	156,059
Total Common Stocks (Cost $115,708,435)		157,656,525

Exchange-Traded Equity Funds 1.5%
	Shares	Value ($)
United States 1.5%
iShares MSCI Canada ETF	94,586	4,799,294
Total Exchange-Traded Equity Funds (Cost $2,315,465)		4,799,294

Exchange-Traded Fixed Income Funds 4.5%

United States 4.5%
iShares iBoxx $ High Yield Corporate Bond ETF	81,237	6,563,950
iShares JPMorgan USD Emerging Markets Bond ETF	83,138	8,036,950
Total		14,600,900
Total Exchange-Traded Fixed Income Funds (Cost $13,621,366)		14,600,900

Foreign Government Obligations(i),(j) 15.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.3%
Republic of Austria Government Bond(d)
02/20/2035	2.950%	EUR	750,000	866,271
Belgium 0.4%
Kingdom of Belgium Government Bond(d)
06/22/2035	3.100%	EUR	500,000	573,287
06/22/2055	3.500%	EUR	850,000	876,429
Total				1,449,716
Canada 2.1%
Canadian Government Bond
06/01/2034	3.000%	CAD	4,870,000	3,461,495
12/01/2034	3.250%	CAD	850,000	614,222
06/01/2035	3.250%	CAD	3,833,000	2,762,482
Total				6,838,199
China 2.4%
China Development Bank
06/18/2030	3.090%	CNY	7,000,000	1,041,822
07/18/2032	2.960%	CNY	2,300,000	345,989
Foreign Government Obligations(i),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
China Government Bond
11/21/2029	3.130%	CNY	20,220,000	3,037,198
05/21/2030	2.680%	CNY	5,000,000	738,334
05/25/2033	2.670%	CNY	3,000,000	450,699
08/25/2035	1.830%	CNY	16,000,000	2,256,899
Total				7,870,941
France 2.1%
French Republic Government Bond OAT(d)
02/25/2031	2.700%	EUR	1,825,000	2,101,504
11/25/2034	3.000%	EUR	2,005,000	2,259,509
05/25/2040	0.500%	EUR	1,635,000	1,195,217
05/25/2045	3.250%	EUR	644,000	667,804
05/25/2055	3.250%	EUR	500,000	477,972
Total				6,702,006
Germany 1.0%
Bundesrepublik Deutschland Bundesanleihe(d)
08/15/2034	2.600%	EUR	1,108,000	1,281,424
02/15/2035	2.500%	EUR	1,100,000	1,258,215
08/15/2056	2.900%	EUR	500,000	541,422
Total				3,081,061
Indonesia 0.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	773,632
Italy 0.3%
Italy Buoni Poliennali Del Tesoro(d)
10/01/2040	3.850%	EUR	750,000	870,544
Japan 1.1%
Japan Government 10-Year Bond
06/20/2034	1.100%	JPY	140,850,000	881,132
Japan Government 20-Year Bond
09/20/2041	0.500%	JPY	12,000,000	59,226
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	149,700,000	671,416
06/20/2048	0.700%	JPY	57,650,000	243,656
Japan Government Thirty Year Bond
06/20/2055	2.800%	JPY	110,000,000	675,531
Japan Government Twenty Year Bond
06/20/2045	2.500%	JPY	166,000,000	1,063,587
Total				3,594,548
Mexico 0.7%
Mexican Bonos
11/23/2034	7.750%	MXN	15,000,000	761,914
02/21/2036	8.000%	MXN	15,000,000	761,853
Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2025 (Unaudited)
Foreign Government Obligations(i),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico Government International Bond
05/29/2031	7.750%	MXN	12,500,000	657,228
Total				2,180,995
Netherlands 0.3%
Netherlands Government Bond(d),(k)
07/15/2031	0.000%	EUR	435,000	437,545
Netherlands Government Bond(d)
07/15/2035	2.500%	EUR	550,000	618,901
Total				1,056,446
New Zealand 1.1%
New Zealand Government Bond
05/15/2034	4.250%	NZD	6,000,000	3,508,894
Spain 1.0%
Spain Government Bond
07/30/2031	3.100%	EUR	1,675,000	1,979,312
Spain Government Bond(d)
10/31/2034	3.450%	EUR	950,000	1,130,441
10/31/2054	4.000%	EUR	200,000	231,745
Total				3,341,498
Sweden 1.3%
Sweden Government Bond(d)
06/01/2032	2.250%	SEK	12,000,000	1,259,153
05/11/2035	2.250%	SEK	24,000,000	2,464,022
Sweden Government Bond
03/30/2039	3.500%	SEK	3,910,000	447,606
Total				4,170,781
United Kingdom 1.4%
United Kingdom Gilt(d)
06/07/2032	4.250%	GBP	900,000	1,197,838
03/07/2035	4.500%	GBP	500,000	661,578
01/22/2044	3.250%	GBP	1,362,297	1,409,380
07/31/2054	4.375%	GBP	1,157,000	1,338,552
Total				4,607,348
Total Foreign Government Obligations (Cost $52,250,868)				50,912,880

Inflation-Indexed Bonds 0.3%

United States 0.3%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		968,144	958,614
Total Inflation-Indexed Bonds (Cost $959,864)				958,614

Residential Mortgage-Backed Securities - Agency 3.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 3.9%
Government National Mortgage Association TBA(l)
11/20/2054	4.000%	1,330,000	1,257,692
11/20/2055	3.500%	1,950,000	1,784,680
Uniform Mortgage-Backed Security TBA(l)
11/18/2040	2.500%	1,450,000	1,363,761
11/18/2040 - 11/13/2053	3.000%	2,475,000	2,297,351
11/13/2053	5.000%	3,200,000	3,183,638
11/14/2054	3.500%	1,150,000	1,060,140
11/14/2054	4.000%	1,025,000	972,425
11/14/2054	4.500%	900,000	877,159
Total			12,796,846
Total Residential Mortgage-Backed Securities - Agency (Cost $12,788,451)			12,796,846

U.S. Treasury Obligations 0.5%

United States 0.5%
U.S. Treasury
08/15/2034	3.875%	600,000	593,156
11/15/2034	4.250%	1,060,000	1,076,231
Total			1,669,387
Total U.S. Treasury Obligations (Cost $1,659,191)			1,669,387

Fixed Income Funds 2.8%
	Shares	Value ($)
United States 2.8%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	825,114	9,233,025
Total Fixed Income Funds (Cost $8,858,276)		9,233,025

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $11,733)	8,260

Money Market Funds 22.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.220%(a),(m)	72,866,010	72,844,151
Total Money Market Funds (Cost $72,842,248)		72,844,151
Total Investments in Securities (Cost $287,368,397)		332,173,032
Other Assets & Liabilities, Net		(7,271,604)
Net Assets		$324,901,428

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2025 (Unaudited)
At October 31, 2025, securities and/or cash totaling $4,305,786 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
681,000 NZD	404,020 USD	Barclays	11/10/2025	14,220	—
75,903 USD	117,000 AUD	Barclays	11/10/2025	656	—
432,096 USD	647,000 AUD	Barclays	11/10/2025	—	(8,734)
1,823,125 USD	1,554,000 EUR	Barclays	11/10/2025	—	(31,301)
432,575 USD	4,239,000 NOK	Barclays	11/10/2025	—	(14,085)
325,186 USD	244,000 GBP	Barclays	11/26/2025	—	(4,627)
278,907,000 JPY	1,903,660 USD	Citi	11/10/2025	92,764	—
1,264,372 USD	1,004,000 CHF	Citi	11/10/2025	—	(15,902)
2,684,120 EUR	3,118,196 USD	Citi	11/26/2025	20,507	—
998,184,000 JPY	6,542,959 USD	Citi	11/26/2025	51,378	—
6,662,178 USD	5,734,754 EUR	Citi	11/26/2025	—	(43,813)
2,948,648 USD	30,023,803 NOK	Citi	11/26/2025	15,402	—
328,654 USD	10,747,000 THB	Citi	11/26/2025	4,286	—
330,000 CAD	240,380 USD	Goldman Sachs International	11/10/2025	5,022	—
1,236,000 NOK	124,254 USD	Goldman Sachs International	11/10/2025	2,232	—
21,695,578 USD	3,283,762,365 JPY	Goldman Sachs International	11/26/2025	—	(339,987)
339,766 USD	1,435,000 MYR	Goldman Sachs International	11/26/2025	3,060	—
723,000 DKK	112,826 USD	HSBC	11/10/2025	1,188	—
106,000 EUR	124,758 USD	HSBC	11/10/2025	2,535	—
648,000 SGD	506,848 USD	HSBC	11/10/2025	8,768	—
1,567,241 USD	2,373,000 AUD	HSBC	11/10/2025	—	(14,478)
354,199 USD	2,254,000 DKK	HSBC	11/10/2025	—	(6,162)
527,873 USD	881,000 NZD	HSBC	11/10/2025	—	(23,594)
1,704,000 AUD	1,105,004 USD	HSBC	11/26/2025	—	(10,211)
16,038,000 CNY	2,260,943 USD	HSBC	11/26/2025	634	—
297,300 GBP	395,283 USD	HSBC	11/26/2025	4,700	—
6,395,956,000 IDR	384,026 USD	HSBC	11/26/2025	—	(467)
18,405,000 TWD	599,375 USD	HSBC	11/26/2025	1,062	—
1,504,465 USD	2,320,000 AUD	HSBC	11/26/2025	13,902	—
11,841,124 USD	84,175,000 CNY	HSBC	11/26/2025	22,045	—
594,332 USD	447,009 GBP	HSBC	11/26/2025	—	(7,067)
168,824 USD	555,000 ILS	HSBC	11/26/2025	1,492	—
1,259,952 USD	1,799,715,000 KRW	HSBC	11/26/2025	1,573	—
214,625 USD	790,000 PLN	HSBC	11/26/2025	—	(742)
136,613 USD	177,000 SGD	HSBC	11/26/2025	—	(395)
246,000 GBP	330,901 USD	JPMorgan	11/10/2025	7,726	—
75,565 USD	65,000 EUR	JPMorgan	11/10/2025	—	(618)
132,131 USD	849,000 DKK	JPMorgan	11/26/2025	—	(897)
628,000 AUD	413,484 USD	Morgan Stanley	11/10/2025	2,555	—
3,014,000 CAD	2,176,372 USD	Morgan Stanley	11/10/2025	26,769	—
91,000 CHF	113,815 USD	Morgan Stanley	11/10/2025	656	—
364,000 EUR	432,376 USD	Morgan Stanley	11/10/2025	12,669	—
561,988,000 KRW	405,753 USD	Morgan Stanley	11/10/2025	11,447	—
332,000 NZD	191,475 USD	Morgan Stanley	11/10/2025	1,441	—
57,156,000 TWD	1,890,287 USD	Morgan Stanley	11/10/2025	31,349	—
75,303 USD	11,032,000 JPY	Morgan Stanley	11/10/2025	—	(3,674)
113,196 USD	158,480,000 KRW	Morgan Stanley	11/10/2025	—	(2,002)
289,599 USD	8,785,000 TWD	Morgan Stanley	11/10/2025	—	(3,877)
6,450,000 CHF	8,074,882 USD	Morgan Stanley	11/26/2025	39,302	—
35,522,000 MXN	1,909,619 USD	Morgan Stanley	11/26/2025	2,025	—
625,960 USD	500,000 CHF	Morgan Stanley	11/26/2025	—	(3,047)
143,061 USD	3,000,000 CZK	Morgan Stanley	11/26/2025	—	(888)
123,796 USD	159,000 SGD	Standard Chartered	11/10/2025	—	(1,581)
Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,356,000 NZD	3,635,182 USD	Standard Chartered	11/26/2025	—	(5,395)
1,747,024 USD	1,499,000 EUR	Standard Chartered	11/26/2025	—	(17,058)
76,143 USD	57,000 GBP	State Street	11/10/2025	—	(1,261)
372,075 USD	55,129,000 JPY	State Street	11/10/2025	—	(14,132)
303,008 USD	3,014,000 NOK	State Street	11/10/2025	—	(5,454)
4,811,000 CAD	3,433,608 USD	State Street	11/26/2025	—	(435)
5,920,137 USD	8,295,000 CAD	State Street	11/26/2025	749	—
5,760,000 SEK	621,691 USD	UBS	11/10/2025	15,173	—
150,340 USD	211,000 CAD	UBS	11/10/2025	147	—
2,026,551 USD	1,498,000 GBP	UBS	11/10/2025	—	(58,602)
1,112,535 USD	10,378,000 SEK	UBS	11/10/2025	—	(19,750)
196,000 CHF	247,736 USD	Wells Fargo	11/10/2025	4,011	—
96,000 EUR	112,950 USD	Wells Fargo	11/10/2025	2,258	—
56,000 GBP	75,524 USD	Wells Fargo	11/10/2025	1,955	—
1,059,000 SEK	113,312 USD	Wells Fargo	11/10/2025	1,801	—
552,926 USD	768,000 CAD	Wells Fargo	11/10/2025	—	(5,184)
75,469 USD	60,000 CHF	Wells Fargo	11/10/2025	—	(860)
124,254,000 SEK	13,030,743 USD	Wells Fargo	11/26/2025	—	(65,515)
6,547,910 USD	9,921,000 AUD	Wells Fargo	11/26/2025	—	(54,926)
Total				429,459	(786,721)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	3	12/2025	JPY	40,800,000	—	(2,245)
CAC40 Index	37	11/2025	EUR	3,008,840	—	(50,384)
Canadian Government 10-Year Bond	33	12/2025	CAD	4,051,080	73,702	—
Euro-Bobl	5	12/2025	EUR	591,300	2,018	—
Euro-Bund	5	12/2025	EUR	646,950	7,152	—
Euro-Buxl 30-Year	3	12/2025	EUR	348,360	13,232	—
Euro-OAT	44	12/2025	EUR	5,393,080	69,625	—
IBEX 35 Index	20	11/2025	EUR	3,200,280	50,821	—
Japanese 10-Year Government Bond	4	12/2025	JPY	544,160,000	—	(7,673)
Long Gilt	6	12/2025	GBP	561,720	24,463	—
MSCI Emerging Markets Index	111	12/2025	USD	7,812,180	296,284	—
Russell 2000 Index E-mini	17	12/2025	USD	2,116,415	59,090	—
S&P 500 Index E-mini	23	12/2025	USD	7,905,100	188,809	—
S&P/TSX 60 Index	28	12/2025	CAD	9,976,960	125,298	—
U.S. Long Bond	31	12/2025	USD	3,636,688	52,459	—
U.S. Treasury 10-Year Note	3	12/2025	USD	338,016	1,768	—
U.S. Treasury 10-Year Note	26	12/2025	USD	2,929,469	—	(1,824)
U.S. Treasury 5-Year Note	45	12/2025	USD	4,914,492	16,443	—
U.S. Treasury 5-Year Note	60	12/2025	USD	6,552,656	—	(18,687)
U.S. Treasury Ultra 10-Year Note	35	12/2025	USD	4,041,953	48,600	—
U.S. Treasury Ultra 10-Year Note	26	12/2025	USD	3,002,594	—	(4,920)
U.S. Treasury Ultra Bond	57	12/2025	USD	6,913,031	228,520	—
Total					1,258,284	(85,733)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(22)	12/2025	AUD	(2,499,475)	779	—
Euro STOXX 50 Index	(58)	12/2025	EUR	(3,288,020)	—	(150,123)
FTSE 100 Index	(29)	12/2025	GBP	(2,826,340)	—	(160,801)

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2025 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE/MIB Index	(26)	12/2025	EUR	(5,571,540)	—	(15,032)
U.S. Treasury 10-Year Note	(35)	12/2025	USD	(3,943,516)	—	(33,152)
Total					779	(359,108)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	97,664	56	20.00	11/19/2025	11,733	8,260

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Energy Fuels, Inc.	Morgan Stanley	USD	(30,765)	(15)	30.00	11/21/2025	(2,404)	(1,425)
Energy Fuels, Inc.	Morgan Stanley	USD	(51,275)	(25)	22.00	11/21/2025	(6,225)	(5,812)
Pan American Silver Corp.	Morgan Stanley	USD	(70,420)	(20)	50.00	11/21/2025	(1,314)	(250)
Pan American Silver Corp.	Morgan Stanley	USD	(137,319)	(39)	45.00	11/21/2025	(1,891)	(585)
Total							(11,834)	(8,072)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 44	Morgan Stanley	12/20/2030	1.000	Quarterly	1.358	USD	2,300,000	16,175	—	—	16,175	—
CDX North America Investment Grade Index, Series 45	Morgan Stanley	12/20/2030	1.000	Quarterly	0.527	USD	13,975,000	6,949	—	—	6,949	—
iTraxx Europe Main Index, Series 44	Morgan Stanley	12/20/2030	1.000	Quarterly	0.546	EUR	9,550,000	14,206	—	—	14,206	—
Total								37,330	—	—	37,330	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	6,232,642	—	—	460,508	6,693,150	—	—	—	630,834
Columbia High Yield Bond Fund, Institutional 3 Class
	9,042,511	141,978	—	48,536	9,233,025	—	—	141,978	825,114
Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.220%
	57,219,726	71,746,665	(56,126,144)	3,904	72,844,151	—	(2,668)	679,991	72,866,010
Total	72,494,879			512,948	88,770,326	—	(2,668)	821,969

(b)	Non-income producing investment.
(c)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $23,764,265, which represents 7.31% of total net assets.

(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2025, the total value of these securities amounted to $111,506, which represents 0.03% of total net assets.

(f)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At October 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-09/21/2020	290,936	422,857	—
Lukoil PJSC	01/25/2022-01/26/2022	2,750	225,708	—
			648,565	—

(g)	Valuation based on significant unobservable inputs.
(h)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(i)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Zero coupon bond.
(l)	Represents a security purchased on a when-issued basis.
(m)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Abbreviation Legend
ADR	American Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen

Columbia Global Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, October 31, 2025 (Unaudited)
Currency Legend (continued)
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Global Opportunities Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT156_07_R01_(12/25)